Fair values of financial instruments carried at fair value - Sensitivity of Level 3 fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 835	$ 697
Unfavourable changes reflected in profit or loss	(700)	(603)
Favourable changes reflected in OCI	22	23
Un-favourable changes reflected in OCI	(22)	(22)
Derivatives, trading assets | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	255	269
Unfavourable changes reflected in profit or loss	(230)	(257)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	532	394
Unfavourable changes reflected in profit or loss	(417)	(310)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	48	34
Unfavourable changes reflected in profit or loss	(53)	(36)
Favourable changes reflected in OCI	22	23
Un-favourable changes reflected in OCI	$ (22)	$ (22)